Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Basis of Presentation of the Consolidated Financial Statements
2.	BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1. Accounting principles

The consolidated financial statements of Enel Chile as of December 31, 2023, approved by its Board of Directors at its meeting held on April 29, 2024, have been prepared in accordance with International Financial Reporting Standards (IFRS) Accounting Standards, as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements reflect faithfully the financial position of Enel Chile and its subsidiaries as of December 31, 2023 and 2022, and the results of operations, changes in equity and cash flows for the periods ended on December 31, 2023, 2022 and 2021, and the related notes.

These consolidated financial statements have been prepared under going concern assumptions on a historical cost basis except when, in accordance with IFRS, those assets and liabilities are measured at a fair value.

Appendix 1 Detail of Assets and Liabilities in Foreign Currency; Appendix 2 Additional Information Circular No. 715 of February 2, 2012; Appendix 2.1 Supplementary Information on Trade Receivables; Appendix 2.2 Estimates of Sales and Purchases of Energy, Power and Toll and Appendix 3 Detail of Due Dates of Payments to Suppliers, form an integral part of these consolidated financial statements.

2.2. New accounting pronouncements

a)	The following accounting pronouncements have been adopted by the Group effective beginning on January 1, 2023

Amendments and Improvements	Mandatory application for annual periods beginning on or after:

IFRS 17: Insurance Contracts	January 1, 2023

Amendments to IAS 1 and Practice statement No. 2: Disclosure of Accounting Policies	January 1, 2023

Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023

Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023

Amendments to IAS 12: International Tax Reform - Pillar Two Model Rules	January 1, 2023

IFRS 17 “Insurance Contracts”

On May 18, 2017, the IASB issued IFRS 17 Insurance Contracts, with the objective of helping investors and others to gain a better understanding of the risk exposure, profitability and financial position of insurance companies. The new standard is applicable to all types of insurance contracts, regardless of the type of entity that issuing them. This standard is also applicable to certain guarantees and financial instruments with specific discretionary participation features.

IFRS 17 replaces IFRS 4 Insurance Contracts, which was introduced as an interim standard in 2004, to solve comparison issues created by the latter. IFRS 17 requires that all insurance contracts be accounted for consistently. Insurance obligations will be accounted for at present value, rather than at historical cost. The information will be updated periodically, thereby providing more useful information to financial statement users.

In December 2021, the IASB amended IFRS 17 “Initial Application of IFRS 17 and IFRS 9— Comparative Information” to add a “classification overlay” transition option to address possible accounting mismatches between financial assets and insurance contract liabilities in the comparative information presented on the initial application of IFRS 17.

This standard is applicable retrospectively, with certain exceptions, for annual periods beginning on or after January 1, 2023.

The adoption of this amendment generated no impact and Management has concluded that its implementation does not have a significant impact on the Group’s consolidated financial statements.

Amendments to IAS 1 and IFRS Practice Statement No. 2: “Disclosure of Accounting Policies”

On February 12, 2021, the IASB issued limited-scope amendments to IAS 1: Presentation of Financial Statements and IFRS: Practice Statement No. 2 Making Materiality Judgements. This related to the final stage of its materiality improvement work, in order to help entities with their accounting policy disclosures. The aim was to provide more useful information to investors and other primary users of the financial statements.

Amendments to IAS 1 require entities to disclose their material information on the accounting policies rather than their significant accounting policies. The amendments to IFRS Practice Statement No. 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures.

The amendments are effective for annual periods beginning on or after January 1, 2023.

Management has conducted an evaluation of the materiality of the accounting policies reported in its consolidated financial statements, considering both the materiality of the transactions and the nature of these or other related events or conditions, determining that there are no impacts on its disclosures resulting from the application of these amendments.

Amendments to IAS 8: “Definition of Accounting Estimates”

On February 12, 2021, the IASB issued limited-scope amendments to IAS 8: “Accounting Policies, Changes to Accounting Estimates and Errors.” The aim was to clarify how companies should distinguish between changes to accounting policies and changes to accounting estimates, in order to reduce diversity in practice.

This distinction is important because accounting estimate changes only apply prospectively to future transactions and other future events. In addition, accounting policy changes generally apply retrospectively to past transactions and other past events.

The amendments are effective for annual periods beginning on or after January 1, 2023 and are applied prospectively to changes in estimates and accounting policies that occur from the beginning of the first year in which the entity applies the amendments.

The adoption of these amendments generated no impacts on the Group’s consolidated financial statements.

Amendments to IAS 12: “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”

On May 7, 2021, the IASB issued specific amendments to IAS 12: Income Taxes, with the aim of clarifying how companies should account for deferred taxes on transactions, such as leases and decommissioning obligations.

In certain circumstances, companies are exempt from recognizing deferred taxes when they recognize assets or liabilities for the first time. Previously, there was some uncertainty about whether the exemption applied to transactions, such as leases and decommissioning obligations. The amendments clarify that the exemption is not applicable to transactions that at the time of initial recognition give rise to equal taxable and deductible temporary differences and accordingly, companies are required to recognize deferred taxes on such transactions.

The amendments are effective for annual periods beginning on or after January 1, 2023.

The adoption of these amendments generated no impacts and Management has concluded that its implementation does not have a significant impact on the Group’s consolidated financial statements.

Amendments to IAS 12: “International Tax Reform – Pillar Two Model Rules”

On May 23, 2023, the IASB issued amendments to IAS 12: Income Taxes to provide temporary relief to companies regarding the recognition of deferred tax arising from the International Tax Reform, driven by the Organization for Economic Cooperation and Development (OECD).

In October 2021, the OECD/G20 countries representing more than 90% of the global GDP, agreed on a significant International Tax Reform based on a two-pillar approach to address tax challenges arising from the digitalization of the economy. The OECD issued the rules for the Pillar Two Model in December 2021 to ensure that large multinational corporations would be subject to a minimum tax rate of 15%.

The amendments introduce a mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the implementation of Pillar Two Model rules, during the period required to implement such process.

These amendments are effective:

i)	immediately upon issuance of the amendments and retrospectively for the temporary exception for the recognition of deferred taxes; and
ii)	retrospectively for annual periods beginning on January 1, 2023 for disclosure requirements, which are not mandatory for any interim period ending on December 31, 2023 or before such date.

The adoption of these amendments had no impact on the Group's consolidated financial statements at the date of initial application.

b)	Accounting pronouncements effective beginning on January 1, 2024 and after

At the reporting date of these consolidated financial statements, the following accounting pronouncements had been issued by the of IASB, but were not mandatory:

Amendments and Improvements	Mandatory application for annual periods beginning on or after:

Amendment to IFRS 16: Lease Liability in a Sale and Leaseback	January 1, 2024

Amendments to IAS 1: Classification of Liabilities as Current or Non-current and Long-term Debt with Covenants	January 1, 2024

Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements	January 1, 2024

Amendments to IAS 21: Lack of Exchangeability	January 1, 2025

Amendments to IFRS 16 “Lease Liability in a Sale and Leaseback”

On September 22, 2022, the IASB issued amendments to IFRS 16 Leases, in order to clarify how a lessee-seller measures a leaseback operation after the transaction date in order to meet the requirements of IFRS 15 Revenue from Contracts with Customers, in order to be recorded as a sale.

These amendments apply to annual periods beginning on or after January 1, 2024, and early adoption is permitted. The amendments will be applied retrospectively to leaseback transactions performed after the initial application of IFRS 16.

Management has assessed the estimated impacts of this amendment, concluding that its adoption will not generate effects on the Group’s consolidated financial statements at its initial application date.

Amendments to IAS 1 “Classification of Liabilities as Current and Non-Current” and “Non-Current Liabilities with Covenants”.

On January 23, 2020, the IASB issued limited-scope amendments to IAS 1: Presentation of Financial Statements, in order to clarify how to classify debt and other liabilities as current or non-current. The amendments clarify that a liability is classified as non-current if the entity has, at the end of the reporting period, the substantial right to defer settlement of the liability during at least 12 months. The classification is not affected by the expectations of the entity or by events after the reporting date. The amendments include clarification of the classification requirements for debt that a company could settle by converting it to equity.

The amendments only affect the presentation of liabilities as current and non-current in the statement of financial position, not the amount and timing of their recognition, or the related disclosures. However, they could lead to companies reclassifying certain current liabilities to non-current and vice versa. This could affect compliance with covenants in the debt agreements of companies.

In addition, on October 31, 2022, the IASB issued new amendments to IAS 1, with the aim of improving the information that companies provide on long-term debt with covenants. The amendments also respond to comments from stakeholders on the classification of debt as current or non-current when applying the requirements issued in 2020.

The amendments are effective for annual periods beginning on or after January 1, 2024 and early adoption is permitted.

Management has assessed the estimated impacts of this amendment, concluding that its adoption will not generate effects on the Group’s consolidated financial statements at its initial application date.

Amendments to IAS 7 and IFRS 7: “Supplier Finance Arrangements”

On May 25, 2023, the IASB issued amendments to the disclosure requirements of IAS 7: Statement of Cash Flows and IFRS 7 Financial Instruments – Disclosures to enhance the transparency of supplier finance arrangements and their effects on companies’ liabilities, cash flows, and liquidity risk exposure. These agreements are often referred to as supply chain finance, trade payables finance, or reverse factoring arrangements.

The amendments supplement requirements already in the IFRS and require that an entity discloses the terms and conditions of finance arrangements, quantitative information regarding the liabilities involved in the arrangements, the related payment due date ranges, and information about liquidity risk.

These amendments are applicable to annual periods beginning on or after January 1, 2024. Early adoption is permitted.

Management has assessed the estimated impacts of these amendments, concluding that their adoption will not generate effects on the Group’s consolidated financial statements at its initial application date.

Amendments to IAS 21: “Lack of Exchangeability”

On August 15, 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to respond to commentary from stakeholders and concerns on the diversity in practice when accounting for the lack of exchangeability between currencies.

These amendments establish criteria that will allow entities to apply a consistent approach to assess whether or not a currency is exchangeable into another and, when it is not, determining the exchange rate to be used and the disclosures to be provided. The amendment establishes that a currency is exchangeable into another at the measurement date when an entity can exchange that currency into another currency within a timeframe that includes a normal administrative delay and through an exchange market or mechanism in which an exchange transaction would create enforceable rights or obligations.

These amendments are effective for annual periods beginning on or after January 1, 2025. Early adoption is permitted.

Management is assessing the potential impact of the application of these amendments on the Group's consolidated financial statements.

2.3. Responsibility for the information, judgments and estimates provided.

The Company’s Board of Directors is responsible for the information contained in these consolidated financial statements and expressly states that all IFRS principles and standards have been fully implemented.

In preparing the consolidated financial statements, certain judgments and estimates made by the Group’s management have been used to quantify some of the assets, liabilities, revenue, expenses and commitments recognized.

The information included in the consolidated financial statements is selected based on a materiality analysis conducted in accordance with the requirements set out in IAS 1 “Presentation of Financial Statements” and IFRS Practice Statement No. 2 “Making Materiality Judgements” and based on investor expectations.

The most significant areas where material judgment has been required are:

-The identification of Cash Generating Units (CGU) for impairment testing (see Note 3.e).

-The hierarchy of information used to measure assets and liabilities at fair value (see Note 3.h).

-Application of the revenue recognition model in accordance with IFRS 15 (see Note 3.q).

Accounting estimates basically refer to:

-The valuations performed to determine the existence of impairment losses in non-financial assets and goodwill (see Note 3.e).

-The assumptions used to calculate the actuarial liabilities and obligations with employees, such as discount rates, mortality tables, salary increases, etc. (see Notes 3.m.1 and 26).

-The useful lives of property, plant and equipment and intangible assets (see Notes 3.a and 3.d).

-The assumptions used to calculate the fair value of financial instruments (see Notes 3.h and 22).

-The energy supplied to customer whose meters have not yet been read.

-Certain assumptions inherent in the electricity system affecting transactions with other companies, such as production, customer billings, energy consumption, that allow for estimation of electricity system settlements that occur on the corresponding final settlement dates, but that are pending as of the date of issuance of the consolidated financial statements and could affect the balances of assets, liabilities, income and expenses recognized in the financial statements (see Appendix 2.2).

-The interpretation of new normative related to the regulation of the Electric Sector, whose final economic effects will be determined by the resolutions of the relevant agencies (see Notes 4 and 9).

-The probability that uncertain or contingent liabilities will be incurred and their related amounts (see Note 3.m).

-Future disbursements for closure of facilities and restoration of land, as well as associated discount rates to be used (see Note 3.a).

-The tax results of the different Group subsidiaries that will be reported to the respective tax authorities in the future, and other estimates have been used as a basis for recording the different income tax related balances in these consolidated financial statements (see Note 3.p).

-The fair value of assets acquired, and liabilities assumed, and any pre-existing interest in an entity acquired in a business combination.

-Determination of expected credit losses on financial assets (see Note 3.g.3)

-In the measurement of lease liabilities, determination of the lease term of contracts with renewal options, as well as the rates to be used to discount lease payments (see Note 3.f).

Estimates and judgements by Management have been made based on the best information available at the date of issue of these consolidated financial statements, and are based on past experiences and other factors considered reasonable given the circumstances. Accordingly, actual results may differ from these estimates. Estimates and assumptions are periodically reviewed and the effects of any changes are reflected in results if they only involve that period. If the review involves both the current period and the future period, the change is recognized in the period in which the review is conducted and in the related future periods.

2.4Subsidiaries

Subsidiaries are defined as those entities controlled directly or indirectly by Enel Chile. Control is exercised if and only if the following conditions are met: the Company has i) power over the subsidiary; ii) exposure, or rights to variable returns from these entities; and iii) the ability to use its power to influence the amount of these returns.

Enel Chile has power over its subsidiaries when it holds the majority of substantive voting rights, or if this is not the case, when it holds the rights that grant it present capacity to direct their relevant activities, i.e., the activities that significantly affect the subsidiary’s performance.

The Group will reassess whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the control elements listed above.

Subsidiaries are consolidated as described in Note 2.7.

The entities in which the Group has the ability to exercise control and consequently are included in consolidation in these consolidated financial statements are detailed below:

Taxpayer ID				Ownership % at 12-31-2023			Ownership % at 12-31-2022
No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.282.311-8	Enel Transmisión Chile S.A. (i)	Chile	Chilean peso	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Enel Colina S.A.	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
91.081.000-6	Enel Generación Chile S.A.	Chile	Chilean peso	93.55%	—	93.55%	93.55%	—	93.55%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chile	Chilean peso	—	92.65%	92.65%	—	92.65%	92.65%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chile	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%
76.924.079-9	Enel X Chile Spa	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%
76.412.562-2	Enel Green Power Chile S.A. (ii)	Chile	U.S. dollar	99.99%	—	99.99%	99.99%	—	99.99%
96.971.330-6	Geotérmica del Norte S.A.	Chile	U.S. dollar	—	84.59%	84.59%	—	84.59%	84.59%
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	U.S. dollar	—	60.91%	60.91%	—	60.91%	60.91%
77.741.548-4	Enel Mobility Chile SpA (iii)	Chile	Chilean peso	100.00%	—	100.00%	—	—	—

2.4.1Changes in the scope of consolidation

2022

i.	On December 9, 2022, Enel Chile completed the sale of its subsidiary, Enel Transmisión Chile S.A., to Sociedad Transmisora Metropolitana SpA (a company that is 100% controlled by Inversiones Grupo Saesa Ltda.). The sale was made through a Public Tender Offer conducted between November 7 and December 6, 2022. Consequently, all the shares owned by Enel Chile issued by Enel Transmisión Chile S.A., equivalent to 99.09% of the capital, were transferred to the new controlling shareholder (see Note 5.3, and Note 33).

2023

i.	On January 1, 2023, the spin-off of Enel Green Power Chile S.A. was completed, resulting in the incorporation of a new company, Arcadia Generación Solar S.A. In this process, assets and liabilities associated with the solar plants Carrera Pinto, Pampa Solar Norte, Diego de Almagro, and Domeyko were allocated to Arcadia Generación Solar S.A., incorporating all shareholders of Enel Green Power Chile S.A. for a number of shares equal to the number they held in the spun-off company. On October 24, 2023, Enel Chile completed the sale of all the shares it owns issued by Arcadia Generación Solar S.A., equivalent to 99.99% of the capital, to Sonnedix Chile Arcadia SpA and Sonnedix Chile Arcadia Generación SpA. (See Note 5.1).
ii.	On April 24, 2023, Enel Mobility Chile SpA was incorporated, arising from the spin-off process of the subsidiary Enel X Chile SpA. The assets related to the public electric charging infrastructure were allocated to Enel Mobility Chile SpA.

2.5. Investments in associates

Associates are entities over which Enel Chile, either directly or indirectly, exercises significant influence.

Significant influence is the power to participate in the decisions related to the financial and operating policy of the associate but without having control or joint control over those policies.

In assessing significant influence, the Group takes into account the existence and effect of currently exercisable voting rights or convertible rights at the end of each reporting period, including currently exercisable voting rights held by the Company or other entities. In general, significant influence is presumed to be present in those cases in which the Group has more than 20% of the voting power of the investee.

Associates are accounted for in the consolidated financial statements using the equity method of accounting as described in Note 3.i.

The detail of the companies that qualify as associates is the following:

Taxpayer ID				Ownership % at 12-31-2023			Ownership % at 12-31-2022
No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energía Marina S.P.A.	Chile	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%
77.569.067-4	Enel X Way Chile S.p.A. (i)	Chile	Chilean peso	49.00%	—	49.00%	49.00%	—	49.00%
77.157.779-2	Enel X AMPCI Ebus Chile S.P.A. (ii)	Chile	U.S. dollar	—	—	—	—	—	—
i.

On April 4, 2022, the division of Enel X Chile S.P.A. was finalized to create a new company by the name of Enel X Way Chile S.P.A. Then, on May 31, 2022, 1,020 shares of that company were sold for ThCh$11,358,338, equivalent to a 51% interest ownership.

ii.	On December 6, 2022, our subsidiary Enel X Chile S.P.A. completed the sale of its 20% interest in Enel X AMPCI Ebus Chile S.P.A. to AMPCI EBUS Developments LLC.

2.6. Joint arrangements

Joint arrangements are defined as those entities in which the Group exercises control under an agreement with other shareholders and jointly with them, i.e., when decisions on the entities’ relevant activities require the unanimous consent of the parties sharing control.

Depending on the rights and obligations of the participants, joint agreements are classified as:

-	Joint venture: an agreement whereby the parties exercising joint control have rights to the entity’s net assets. Joint ventures are included in the consolidated financial statements using the equity method of accounting, as described in Note 3.i.
-	Joint operation: an agreement whereby the parties exercising joint control have rights to the assets and obligations with respect to the liabilities relating to the arrangement. Joint operations are included in the consolidated financial statements recognizing the proportional interest in the assets and liabilities impacted by such operation.

In determining the type of joint arrangement in which it is involved, the Group’s Management assesses its rights and obligations arising from the arrangement by considering the structure and legal form of the arrangement, the terms agreed by the parties in the contractual arrangement and, when relevant, other facts and circumstances. If facts and circumstances change, the Group reassesses whether the type of joint arrangement in which it is involved has changed.

The detail of companies classified as joint ventures is as follows:

				Ownership % at 12-31-2023			Ownership % at 12-31-2022
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.110.358-8	HIF H2 SpA.	Chile	U.S. dollar	—	50.00%	50.00%	—	50.00%	50.00%
77.230.801-9	Sociedad de Inversiones K Cuatro SpA (i)	Chile	Chilean peso	—	—	—	—	—	—

i.	On December 6, 2022, the transaction was completed whereby our subsidiary, Enel X Chile, sold its full interest in Sociedad de Inversiones K Cuatro SpA, representing 50% ownership, to Enel X AMPCI Ebus Chile SpA, see Note 13.3.b.

Currently, Enel Chile is not involved in any joint arrangement that qualifies as a joint operation.

2.7. Basis of consolidation and business combinations

The subsidiaries are consolidated and all their assets, liabilities, revenues, expenses, and cash flows are included in the consolidated financial statements once the adjustments and eliminations of intra-group transactions have been made.

The comprehensive income from subsidiaries is included in the consolidated statement of comprehensive income from the date when the Enel Chile obtains control of the subsidiary until the date on which it loses control of the subsidiary.

The Group records business combinations using the acquisition method when all the activities and assets acquired meet the definition of a business and control is transferred to the Group. To be considered a business, a set of activities and assets acquired must include at least one input and a substantive process applied to it that, together, contribute significantly to the ability to create output. IFRS 3 provides the option of applying a “concentration test” that allows a simplified assessment of whether a set of acquired activities and assets is not a business. The concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The operations of Enel Chile and its subsidiaries have been consolidated under the following basic principles:

1.	At the date the Parent Company obtains control, the subsidiary’s assets acquired and its liabilities assumed are recorded at fair value, except for certain assets and liabilities that are recorded using valuation principles established in other IFRS standards. If the fair value of the consideration transferred plus the fair value of any non-controlling interests exceeds the fair value of the net assets acquired, this difference is recorded as goodwill. In the case of a bargain purchase, the resulting gain is recognized in profit or loss after reassessing whether all of the assets acquired and the liabilities assumed have been properly identified and following a review of the procedures used to measure the fair value of these amounts.

For each business combination, IFRS allow valuation of the non-controlling interests in the acquiree on the date of acquisition: i) at fair value; or ii) for the proportional ownership of the identifiable net assets of the acquiree, with the latter being the methodology that the Group has systematically applied to its business combinations.

If the fair value of all assets acquired and liabilities assumed at the acquisition date has not been completed, the Group reports the provisional values accounted for in the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the provisional values recognized will be adjusted retrospectively as if the accounting for the business combination had been completed at the acquisition date, and also additional assets or liabilities will be recognized to reflect new information obtained about events and circumstances that existed on the acquisition date, but which were unknown to Management at that time. Comparative information for prior periods presented in the financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For business combinations achieved in stages, the Parent Company measures at fair value the participation previously held in the equity of the acquiree on the date of acquisition and the resulting gain or loss, if any, is recognized in profit or loss of the period.

2.

Non-controlling interests in equity and in the comprehensive income of the consolidated subsidiaries are presented, respectively, under the line items “Total Equity: Non-controlling interests” in the consolidated statement of financial position and “Profit (loss) attributable to non-controlling interests” and “Comprehensive income attributable to non-controlling interests” in the consolidated statement of comprehensive income.

3.	Balances and transactions between consolidated companies have been fully eliminated on consolidation.
4.

Changes in the ownership interests in subsidiaries that do not result in the Group obtaining or losing control are recognized as equity transactions. The carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received, is recognized directly in equity attributable to shareholders of the Parent Company.

5.

Business combinations under common control are accounted for using the “pooling of interest” method. Under this method, the assets and liabilities involved in the transaction remain reflected at the same carrying amounts at which they were recorded in the ultimate parent company, although subsequent accounting adjustments may be needed to align the accounting policies of the companies involved. The Group does not apply a retrospective item of business combinations under common control.

Any difference between assets and liabilities contributed to the consolidation and the consideration paid is recorded directly in equity as a charge or credit to “Other reserves”.

2.8. Functional currency

The functional and presentation currency of the consolidated financial statements of Enel Chile is the Chilean peso (Ch$). The functional currency has been determined, considering the economic environment in which the Company operates.

Any information presented in Ch$ has been rounded to the closest thousand (ThCh$) or million (MCh$), unless indicated otherwise.

2.9. Conversion of financial statements denominated in foreign currency

Conversion of the financial statements of the Group companies that have functional currencies different than Ch$, and do not operate in hyperinflationary economies, is carried out as follows:

a.	Assets and liabilities, using the exchange rate prevailing at the closing date of the financial statements.
b.	Statements of comprehensive income using the average exchange rate for the period (unless this average is not a reasonable approximation of the cumulative effect of the exchange rate existing on the transaction dates, in which case the exchange rate on the date of each transaction is used).
c.	Equity is maintained at the historical exchange rate on the date of its acquisition or contribution, and at the average exchange rate as of the date of generation for retained earnings.
d.	Foreign currency translation differences generated in the conversion of the financial statements are recorded under “Foreign currency translation differences” in the consolidated statement of comprehensive income in Other comprehensive income (see Note 27.3).

The financial statements of subsidiaries the functional currency of which is that of a hyperinflationary economy, are first adjusted for inflation, recording any gain or loss in the net monetary position in profit or loss. Subsequently, all items (assets, liabilities, equity items, expenses and revenue) are converted at the exchange rate prevailing at the closing date of the most recent statement of financial position. Changes in the Company’s net investment in the subsidiary, which operates in a hyperinflationary economy, based on the application of the price-level restatement/translation method, are recorded as follows: (i) the effect of restatement due to inflation is recognized directly in Equity, under the account "Other reserves"; and (ii) the translation effect is recognized in Gains (losses) from foreign currency translation differences, in the consolidated statements of comprehensive income.

Argentine Hyperinflation

Beginning on July 2018, the Argentine economy has been considered to be hyperinflationary in accordance with the criteria established in IAS 29 “Financial Reporting in Hyperinflationary Economies”. This determination was made on the basis of a number of qualitative and quantitative criteria, especially the presence of accumulated inflation in excess of 100% during the three previous years.

In accordance with IAS 29, the financial statements of the Argentine branch owned by Enel Generación Chile S.A., a subsidiary of Enel Chile, have been restated retrospectively, applying the general price index at historical cost, in order to reflect changes in the purchasing power of the Argentine peso, as of the closing date of these consolidated financial statements.

The general price indexes used at the end of the reporting periods are as follows:

General price index
From January to December 2021	50.95%
From January to December 2022	94.79%
From January to December 2023	211.41%

The effects of the application of this standard on these consolidated financial statements are detailed in Note 34.

Exchange rates

The exchange rates used for the translation of the financial statements of the different subsidiaries with a functional currency other than the Group’s functional currency are recorded at the following values (foreign currency against the Chilean peso):

	As of December 31,
	2023		2022		2021
	Close	Average	Close	Average	Average
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
United States dollar	877.12	839.91	855.86	871.19	759.06
Argentine peso	1.08	1.08	4.83	4.81	8.29